8 DERIVATIVE LIABILITY: Schedule of Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Derivative Liability
Financing Warrants
Balance, December 31, 2015	$55,000
(31,834)
Value of exercised warrants	(23,166)
Balance, December 31, 2016, 2017 and 2018	$-